EQUITY - Narrative (Details)				1 Months Ended					3 Months Ended		9 Months Ended		12 Months Ended			68 Months Ended
	Aug. 15, 2025 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Feb. 21, 2025 USD ($) shares	Aug. 31, 2025 USD ($) $ / shares shares	Apr. 30, 2025 shares	Jun. 30, 2024 shares	Feb. 29, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) shares	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Sep. 30, 2020 program	Aug. 14, 2025 shares	Aug. 21, 2024 USD ($) $ / shares shares	Jan. 31, 2024 USD ($)	Sep. 30, 2023 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Sep. 11, 2020 shares	Dec. 31, 2010 USD ($)
Class of Stock [Line Items]
Payments of offering costs | $											$ 2,346,000	$ 0
Common stock, shares authorized (in shares)								600,000,000	600,000,000		600,000,000		600,000,000	600,000,000
Common stock, par value (in dollars per share) | $ / shares								$ 0.001	$ 0.001		$ 0.001		$ 0.001	$ 0.001
Common stock, shares, issued (in shares)								57,536,502	81,767,756		81,767,756		63,219,480	57,536,502
Common stock, shares, outstanding (in shares)								57,536,502	81,413,957		81,413,957		63,181,011	57,536,502
Puttable and nonputtable common stock, shares, issued (in shares)								62,063,577					67,746,555	62,063,577
Puttable and nonputtable common stock, shares, outstanding (in shares)								62,063,577					67,708,086	62,063,577
Puttable common stock, shares, outstanding (in shares)	2,801,862							4,527,075					4,527,075	4,527,075
Puttable common stock, shares, issued (in shares)								4,527,075					4,527,075	4,527,075
Capital stock, ownership threshold, individual, percentage									40.00%		40.00%
Capital stock, ownership threshold, exchange member, percentage									20.00%		20.00%
Capital stock, voting percentage, maximum									20.00%		20.00%
Warrants outstanding (in shares)								15,309,559	18,581,679	14,695,691	18,581,679	14,695,691	14,615,703	15,309,559	15,924,483						24,640,018
Common stock reserved for future issuance (in shares)								39,077,409	41,075,743		41,075,743		35,201,810	39,077,409
Preferred stock, shares authorized (in shares)								25,000,000	25,000,000		25,000,000		25,000,000	25,000,000
Preferred stock, par value (in dollars per share) | $ / shares								$ 0.001	$ 0.001		$ 0.001		$ 0.001	$ 0.001
Preferred stock, convertible, conversion ratio									1		1		1
Preferred stock, shares outstanding (in shares)								746,859	0		0		781,859	746,859
Convertible preferred stock, shares reserved for future issuance (in shares)								1,000,416	0		0		950,416	1,000,416
Options exercised (in shares)											1,363,953		835,541	282,250	461,209
Long-term debt | $								$ 118,425,000	$ 6,463,000		$ 6,463,000		$ 37,035,000	$ 118,425,000
Treasury stock, weighted average cost per share (in dollars per share) | $ / shares									$ 23.27		$ 23.27		$ 20.14
Warrants and rights outstanding | $													$ 64,188,000
Class of warrant or right, exercised (in shares)											2,632,955	2,507,168	2,547,168	71,000	7,883,731
Number of equity rights programs introduced | program																4
Puttable common stock, value, outstanding | $	$ 64,400,000
Puttable common stock from exercise of warrants, net of current portion | $								79,186,000	$ 0		$ 0		$ 78,424,000	$ 79,186,000
Puttable common stock, current | $								$ 11,400,000					$ 22,700,000	$ 11,400,000
Put Option
Class of Stock [Line Items]
Puttable common stock from exercise of warrants, net of current portion | $				$ 11,400,000
Puttable common stock, current | $				22,700,000
Option indexed to issuer's equity, indexed shares (in shares)								1,725,213						1,725,213						2,231,645	109,427	984,842
Aggregate put price | $				$ 11,400,000				$ 34,100,000						$ 34,100,000						$ 44,100,000	$ 1,900,000	$ 14,200,000
Current put liability reclassified to equity | $									25,700,000		25,700,000
Noncurrent put liability reclassified to equity | $									$ 13,200,000		$ 13,200,000				$ 10,400,000
Put Option | Due And Payable On January 17, 2024
Class of Stock [Line Items]
Aggregate put price | $								11,400,000						11,400,000					$ 11,400,000	14,700,000
Put Option | Due On First Calendar Year Anniversary Of Put Closing Date
Class of Stock [Line Items]
Aggregate put price | $								11,400,000						11,400,000						14,700,000	600,000
Put Option | Due On Second Calendar Year Anniversary Of Put Closing Date
Class of Stock [Line Items]
Aggregate put price | $								$ 11,400,000						$ 11,400,000						$ 14,700,000	$ 600,000
Put Option | Due And Payable On January 17, 2025
Class of Stock [Line Items]
Aggregate put price | $			$ 22,700,000																22,700,000
Put Option | Due And Payable On January 17, 2027
Class of Stock [Line Items]
Aggregate put price | $																			$ 11,400,000
Put Option | ERP II Participant
Class of Stock [Line Items]
Sale of stock, number of shares issued in transaction (in shares)			1,150,142	575,071				506,432
Warrant
Class of Stock [Line Items]
Unvested shares outstanding (in shares)								5,367,475	1,350,000		1,350,000		1,808,333	5,367,475
Share-based compensation expense recognized | $									$ 300,000	$ 1,000,000.0	$ 1,000,000.0	$ 1,600,000	$ 2,000,000	$ 4,600,000	3,000,000
Contingent Promissory Notes | Notes payable
Class of Stock [Line Items]
Debt instrument, face amount | $																								$ 15,000,000.0
Long-term debt | $									15,000,000.0		15,000,000.0		15,000,000
2029 Senior Secured Term Loan | Senior secured term loans
Class of Stock [Line Items]
Debt instrument, face amount | $		$ 40,000,000							$ 0		$ 0		$ 100,000,000.0					$ 100,000,000
ERP Warrants
Class of Stock [Line Items]
Warrants outstanding (in shares)								6,102,836	1,129,139		1,129,139		2,740,068	6,102,836
Exercise price of warrants (in dollars per share) | $ / shares								$ 4.28	$ 5.50		$ 5.50		$ 4.20	$ 4.28
ERP I And ERP II Warrants
Class of Stock [Line Items]
Put rights exercise period											90 days		90 days
Initial public offering proceeds threshold for put rights expiration | $									$ 250,000,000		$ 250,000,000		$ 250,000,000
ERP III
Class of Stock [Line Items]
Warrants outstanding (in shares)								1,556,706					0	1,556,706
Class of warrant or right, exercised (in shares)						1,556,706
ERP IV
Class of Stock [Line Items]
Warrants outstanding (in shares)								1,610,929	0		0		1,610,929	1,610,929
Class of warrant or right, exercised (in shares)					1,610,929
ERP V
Class of Stock [Line Items]
Warrants outstanding (in shares)								2,935,201	1,129,139		1,129,139		1,129,139	2,935,201
Number of securities called by warrants (in shares)																							4,753,793
Warrants expiration term, period following IPO																							2 years
ERP V | Warrant
Class of Stock [Line Items]
Share-based compensation expense recognized | $												1,200,000
Pre-funded warrant
Class of Stock [Line Items]
Warrants outstanding (in shares)									6,793,575		6,793,575
Exercise price of warrants (in dollars per share) | $ / shares									$ 0.002		$ 0.002
Number of securities called by warrants (in shares)				575,071
Pre-funded warrant | One ERP Participant
Class of Stock [Line Items]
Exercise price of warrants (in dollars per share) | $ / shares		$ 0.002
Number of securities called by warrants (in shares)		6,218,504		575,071
2029 Senior Secured Term Loan Warrants
Class of Stock [Line Items]
Warrants and rights outstanding | $	$ 65,400,000
2029 Senior Secured Term Loan Warrants | 2029 Senior Secured Term Loan | Senior secured term loans
Class of Stock [Line Items]
Number of securities called by warrants (in shares)																		3,795,564
2029 Senior Secured Term Loan Warrants - Group 1 | 2029 Senior Secured Term Loan | Senior secured term loans
Class of Stock [Line Items]
Exercise price of warrants (in dollars per share) | $ / shares																		$ 7.15
Number of securities called by warrants (in shares)																		2,277,338
2029 Senior Secured Term Loan Warrants - Group 2 | 2029 Senior Secured Term Loan | Senior secured term loans
Class of Stock [Line Items]
Exercise price of warrants (in dollars per share) | $ / shares																		$ 8.55
Number of securities called by warrants (in shares)																		1,518,226
IPO
Class of Stock [Line Items]
Sale of stock, number of shares issued in transaction (in shares)	17,250,000			17,250,000
Sale of stock, price per share (in dollars per share) | $ / shares	$ 23.00			$ 23.00
Sale of stock, consideration received on transaction | $				$ 369,000,000
Payments of offering costs | $				$ 9,600,000
Conversion of stock, conversion ratio	1			1
Over-Allotment Option
Class of Stock [Line Items]
Sale of stock, number of shares issued in transaction (in shares)	2,250,000			2,250,000
Private Placement
Class of Stock [Line Items]
Sale of stock, number of shares issued in transaction (in shares)							275,610
Sale of stock, consideration received on transaction | $							$ 5,700,000
Private Placement | Private Placement Warrants
Class of Stock [Line Items]
Warrants outstanding (in shares)							27,561
Exercise price of warrants (in dollars per share) | $ / shares							$ 20.50
Warrants expiration term							3 years
Exercise Of Previously Issued Warrants
Class of Stock [Line Items]
Sale of stock, consideration received on transaction | $											$ 3,300,000	$ 1,500,000	$ 1,600,000	$ 900,000	$ 12,200,000
Class of warrant or right, exercised (in shares)											845,621	427,489	429,989		4,886,956
Cashless Exercise Of Warrants
Class of Stock [Line Items]
Sale of stock, number of shares issued in transaction (in shares)															2,668,542
Class of warrant or right, exercised (in shares)											1,787,334	2,079,679	2,117,179	0	2,996,775
Cashless Exercise Of Warrants | ERP III
Class of Stock [Line Items]
Sale of stock, number of shares issued in transaction (in shares)						987,821
Class of warrant or right, exercised (in shares)						1,151,567
Cashless Exercise Of Warrants | ERP IV
Class of Stock [Line Items]
Sale of stock, number of shares issued in transaction (in shares)					699,657
Class of warrant or right, exercised (in shares)					813,161
Nonvoting Common Stock
Class of Stock [Line Items]
Common stock, shares authorized (in shares)								200,000,000	200,000,000		200,000,000		200,000,000	200,000,000
Common stock, par value (in dollars per share) | $ / shares								$ 0.001	$ 0.001		$ 0.001		$ 0.001	$ 0.001
Common stock, shares, outstanding (in shares)								3,771,890	0		0		3,497,350	3,771,890
Common stock, convertible, conversion ratio									1		1		1
Nonvoting Common Stock | One ERP Participant
Class of Stock [Line Items]
Stock repurchased and retired during period, shares (in shares)		331,218
Nonvoting Common Stock | IPO
Class of Stock [Line Items]
Conversion of stock, shares issued (in shares)	3,706,117
Nonvoting Common Stock | Cashless Exercise Of Warrants
Class of Stock [Line Items]
Sale of stock, number of shares issued in transaction (in shares)															331,218
Convertible preferred stock
Class of Stock [Line Items]
Sale of stock, number of shares issued in transaction (in shares)												35,000	35,000	8,157	327,653
Preferred stock, shares authorized (in shares)									9,053,041		9,053,041		10,000,000				10,000,000
Preferred stock, shares outstanding (in shares)								746,859	0		0		781,859	746,859
Convertible preferred stock | IPO
Class of Stock [Line Items]
Conversion of stock, shares issued (in shares)	946,959
Convertible preferred stock | Exercise Of Options
Class of Stock [Line Items]
Sale of stock, number of shares issued in transaction (in shares)												25,000	25,000		279,417
Sale of stock, consideration received on transaction | $											$ 800,000	$ 300,000	$ 300,000		$ 3,000,000
Options exercised (in shares)											66,666
Convertible preferred stock | Cashless Exercise Of Options
Class of Stock [Line Items]
Sale of stock, number of shares issued in transaction (in shares)											98,434	10,000	10,000		48,236
Options exercised (in shares)											207,500	25,000	25,000	20,500	92,126
Voting Common Stock
Class of Stock [Line Items]
Common stock, shares authorized (in shares)								400,000,000	400,000,000		400,000,000		400,000,000	400,000,000
Common stock, par value (in dollars per share) | $ / shares								$ 0.001	$ 0.001		$ 0.001		$ 0.001	$ 0.001
Common stock, shares, outstanding (in shares)								53,764,612	81,413,957		81,413,957		59,683,661	53,764,612
Voting Common Stock | One ERP Participant
Class of Stock [Line Items]
Stock repurchased and retired during period, shares (in shares)		5,887,286		575,071
Voting Common Stock | Cashless Exercise Of Warrants
Class of Stock [Line Items]
Sale of stock, number of shares issued in transaction (in shares)											1,185,348	1,359,428	1,365,966		2,337,324